VIRTUS Silvant Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—98.8%
Communication Services—5.9%
Live Nation Entertainment, Inc.(1)	21,035	$ 2,225
Spotify Technology S.A.(1)	32,451	8,564
Trade Desk, Inc. (The) Class A(1)	108,341	9,471
		20,260

Consumer Discretionary—15.2%
Domino’s Pizza, Inc.	9,180	4,561
DR Horton, Inc.	26,690	4,392
DraftKings, Inc. Class A(1)	71,411	3,243
Etsy, Inc.(1)	32,415	2,228
Expedia Group, Inc.(1)	25,686	3,538
Ferrari N.V.	4,015	1,750
Five Below, Inc.(1)	12,011	2,179
Global-e Online Ltd.(1)	33,208	1,207
Lululemon Athletica, Inc.(1)	9,928	3,878
O’Reilly Automotive, Inc.(1)	3,167	3,575
Pool Corp.	8,518	3,437
Restaurant Brands International, Inc.	19,543	1,553
Royal Caribbean Cruises Ltd.(1)	26,423	3,673
Tractor Supply Co.	9,795	2,564
Ulta Beauty, Inc.(1)	5,712	2,987
Wingstop, Inc.	15,629	5,726
Wynn Resorts Ltd.	12,103	1,237
		51,728

Consumer Staples—0.6%
Celsius Holdings, Inc.(1)	24,710	2,049
Energy—3.0%
Diamondback Energy, Inc.	23,081	4,574
Valero Energy Corp.	33,961	5,797
		10,371

Financials—8.5%
Apollo Global Management, Inc.	71,845	8,079
Fifth Third Bancorp	96,451	3,589
Gallagher (Arthur J.) & Co.	24,752	6,189
LPL Financial Holdings, Inc.	12,746	3,367
MSCI, Inc. Class A	13,603	7,624
		28,848

	Shares	Value

Health Care—20.5%
Alnylam Pharmaceuticals, Inc.(1)	13,661	$ 2,042
Boston Scientific Corp.(1)	77,512	5,309
Cencora, Inc.	50,854	12,357
Cooper Cos., Inc. (The)	37,452	3,800
Dexcom, Inc.(1)	81,741	11,337
IDEXX Laboratories, Inc.(1)	15,529	8,385
Insulet Corp.(1)	9,397	1,611
Mettler-Toledo International, Inc.(1)	1,918	2,553
Neurocrine Biosciences, Inc.(1)	18,294	2,523
Sarepta Therapeutics, Inc.(1)	15,838	2,050
Teleflex, Inc.	6,489	1,468
Tenet Healthcare Corp.(1)	62,943	6,616
Veeva Systems, Inc. Class A(1)	10,373	2,403
Viking Therapeutics, Inc.(1)	17,231	1,413
West Pharmaceutical Services, Inc.	10,893	4,310
Zimmer Biomet Holdings, Inc.	12,378	1,634
		69,811

Industrials—23.4%
AMETEK, Inc.	38,637	7,067
Axon Enterprise, Inc.(1)	12,024	3,762
Chart Industries, Inc.(1)	18,068	2,976
Fair Isaac Corp.(1)	2,842	3,551
Ferguson plc	44,998	9,829
GXO Logistics, Inc.(1)	36,338	1,954
Hexcel Corp.	61,194	4,458
Quanta Services, Inc.	33,480	8,698
Rockwell Automation, Inc.	17,346	5,053
Trane Technologies plc	16,311	4,897
Uber Technologies, Inc.(1)	44,889	3,456
United Rentals, Inc.	9,883	7,127
Vertiv Holdings Co. Class A	78,135	6,381
Westinghouse Air Brake Technologies Corp.	56,565	8,240
Xylem, Inc.	19,414	2,509
		79,958

Information Technology—21.1%
Analog Devices, Inc.	15,494	3,065
Bentley Systems, Inc. Class B	56,034	2,926
Datadog, Inc. Class A(1)	48,311	5,971
DoubleVerify Holdings, Inc.(1)	46,068	1,620
Entegris, Inc.	41,895	5,888
Fabrinet(1)	6,571	1,242
Five9, Inc.(1)	22,332	1,387
	Shares	Value

Information Technology—continued
HubSpot, Inc.(1)	7,593	$ 4,757
Lam Research Corp.	8,951	8,696
Lattice Semiconductor Corp.(1)	39,294	3,074
Marvell Technology, Inc.	14,635	1,037
MongoDB, Inc. Class A(1)	5,598	2,008
Monolithic Power Systems, Inc.	11,440	7,750
Palantir Technologies, Inc. Class A(1)	180,660	4,157
Palo Alto Networks, Inc.(1)	32,137	9,131
Super Micro Computer, Inc.(1)	742	749
TE Connectivity Ltd.	35,623	5,174
Zscaler, Inc.(1)	16,522	3,183
		71,815

Real Estate—0.6%
Zillow Group, Inc. Class A(1)	42,836	2,050
Total Common Stocks (Identified Cost $234,722)		336,890

Total Long-Term Investments—98.8% (Identified Cost $234,722)		336,890

TOTAL INVESTMENTS—98.8% (Identified Cost $234,722)		$336,890
Other assets and liabilities, net—1.2%		3,934
NET ASSETS—100.0%		$340,824

Abbreviation:
MSCI	Morgan Stanley Capital International

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	89%
Jersey	3
Luxembourg	3
Canada	2
Switzerland	2
Ireland	1
Total	100%
† % of total investments as of March 31, 2024.
See Notes to Schedule of Investments

VIRTUS Silvant Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$336,890	$336,890
Total Investments	$336,890	$336,890
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
See Notes to Schedule of Investments

VIRTUS Silvant Mid-Cap Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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